Note 12 - Income Taxes - Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
State taxes (net of federal benefit)			$ 3
State taxes (net of federal benefit), percent			0.00%	0.10%
Foreign			$ 473
Foreign, percent			2.80%	0.00%
Foreign rate differential			$ 0
Foreign rate differential, rate			0.00%	(0.70%)
Other nondeductible items			$ (76)
Other nondeductible items, percent			(0.50%)	(0.10%)
Tax credits			$ (11,442)
Tax credits, percent			(68.10%)	4.20%
Change in valuation allowance			$ 2,960
Change in valuation allowance, percent			17.60%	(17.40%)
Changes in unrecognized tax benefits			$ 4,577
Changes in unrecognized tax benefits, percent			27.20%	0.00%
Prior year true-up			$ 0
Prior year true-up, percent			0.00%	(5.50%)
Stock-based compensation			$ 453
Stock-based compensation, percent			2.70%	(2.00%)
Provision for income taxes	$ 29	$ 95	$ 476	$ 260
Provision for income taxes, percent			2.80%	(0.40%)
Income Tax Jurisdiction, Domestic Federal [Member]
U.S. federal taxes at statutory rate			$ 3,528
U.S. federal taxes at statutory rate, percent			21.00%	21.00%